Commitments - Summary of Future Minimum Lease Payables under Non-Cancellable Leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
No later than 1 year
Commitments
Future minimum lease payables	¥ 853	¥ 1,271
Later than 1 year but no later than 3 years
Commitments
Future minimum lease payables	22	38
Non-cancellable leases not recognized in the financial statements
Commitments
Future minimum lease payables	¥ 875	¥ 1,309